Statements of Shareholders' Equity - USD ($) $ in Thousands	Ordinary shares	Treasury shares at cost	Additional paid in capital	Accumulated other comprehensive income (loss)	Retained earnings (accumulated deficit)	Total
Balance at Dec. 31, 2020	$ 121		$ 488,208	$ 2,733	$ 27,955	$ 519,017
Balance (in Shares) at Dec. 31, 2020	45,988,613
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount of $739	$ 10		341,755			341,765
Issuance of ordinary shares in a secondary offering, net of issuance costs in an amount of $739 (in Shares)	3,042,845
Exercise of options and vesting of restricted stock units	$ 2		4,848			4,850
Exercise of options and vesting of restricted stock units (in Shares)	588,324
Share-based compensation			15,133			15,133
Warrants to customers			25,423			25,423
Other comprehensive income (loss)				(2,162)		(2,162)
Net income (loss)					15,527	15,527
Balance at Dec. 31, 2021	$ 133		875,367	571	43,482	919,553
Balance (in Shares) at Dec. 31, 2021	49,619,782
Exercise of options and vesting of restricted stock units	$ 1		829			830
Exercise of options and vesting of restricted stock units (in Shares)	333,833
Share-based compensation			22,999			22,999
Warrants to customers			22,500			22,500
Other comprehensive income (loss)				(17,995)		(17,995)
Net income (loss)					(79,065)	(79,065)
Balance at Dec. 31, 2022	$ 134		921,695	(17,424)	(35,583)	$ 868,822
Balance (in Shares) at Dec. 31, 2022	49,953,615					49,953,615
Exercise of options and vesting of restricted stock units			321			$ 321
Exercise of options and vesting of restricted stock units (in Shares)	418,069
Purchase of treasury shares		(55,770)				(55,770)
Purchase of treasury shares (in Shares)	(2,652,051)
Share-based compensation			22,589			22,589
Warrants to customers			13,842			13,842
Other comprehensive income (loss)				10,214		10,214
Net income (loss)					(64,351)	(64,351)
Balance at Dec. 31, 2023	$ 134	$ (55,770)	$ 958,447	$ (7,210)	$ (99,934)	$ 795,667
Balance (in Shares) at Dec. 31, 2023	47,719,633					47,719,633